Quarterly Report
August 31, 2020
MFS®  International Growth Fund
FGF-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 0.5%
Rolls-Royce Holdings PLC	18,674,345	$60,185,629
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	720,100	$32,318,134
Alcoholic Beverages – 3.7%
Diageo PLC	6,893,569	$231,249,894
Pernod Ricard S.A.	1,191,838	204,097,192
		$435,347,086
Apparel Manufacturers – 4.8%
Burberry Group PLC	3,003,616	$57,997,887
Kering S.A.	202,683	124,467,225
LVMH Moet Hennessy Louis Vuitton SE	825,938	387,156,743
		$569,621,855
Automotive – 0.7%
Koito Manufacturing Co. Ltd.	1,707,700	$82,585,394
Business Services – 4.8%
Accenture PLC, “A”	745,901	$178,964,027
Compass Group PLC	4,343,495	70,864,271
Experian PLC	5,113,406	190,706,148
Infosys Technologies Ltd., ADR	10,239,359	129,015,923
		$569,550,369
Computer Software – 5.5%
Dassault Systemes S.A.	332,535	$62,639,726
OBIC Co. Ltd.	436,900	77,508,861
SAP SE	3,022,558	497,906,155
Wisetech Global Ltd.	785,933	16,209,181
		$654,263,923
Computer Software - Systems – 3.5%
Amadeus IT Group S.A.	1,390,414	$77,835,455
Hitachi Ltd.	6,624,500	219,965,397
NICE Systems Ltd., ADR (a)	484,571	111,378,644
		$409,179,496
Consumer Products – 5.7%
Kao Corp.	1,303,900	$99,335,968
L'Oréal	926,832	306,261,127
Reckitt Benckiser Group PLC	2,719,064	272,966,645
		$678,563,740
Consumer Services – 0.4%
51job, Inc., ADR (a)	678,228	$44,451,063
Containers – 0.3%
Brambles Ltd.	4,500,983	$36,545,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
Legrand S.A.	783,062	$65,319,255
Prysmian S.p.A.	4,226,484	118,223,752
Schneider Electric SE	2,588,154	320,439,556
		$503,982,563
Electronics – 4.7%
Delta Electronics, Inc.	15,872,000	$101,974,047
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,798,453	459,527,400
		$561,501,447
Energy - Independent – 0.5%
Oil Search Ltd.	27,406,149	$64,684,487
Food & Beverages – 7.5%
Danone S.A.	3,603,150	$236,920,065
Nestle S.A.	5,384,150	646,610,237
		$883,530,302
Gaming & Lodging – 1.1%
Flutter Entertainment PLC	791,450	$130,976,790
General Merchandise – 0.2%
Walmart de Mexico S.A.B. de C.V.	10,923,599	$26,223,227
Insurance – 3.3%
AIA Group Ltd.	38,760,000	$394,349,452
Internet – 7.2%
Alibaba Group Holding Ltd. (a)	6,794,800	$244,462,946
NAVER Corp.	899,874	243,094,013
Tencent Holdings Ltd.	4,943,500	336,887,184
Yandex N.V., “A” (a)	407,563	27,808,023
		$852,252,166
Leisure & Toys – 0.7%
BANDAI NAMCO Holdings, Inc.	1,390,500	$86,208,516
Machinery & Tools – 3.3%
GEA Group AG	2,536,670	$92,509,263
Ingersoll Rand, Inc. (a)	2,265,000	79,410,900
Ritchie Bros. Auctioneers, Inc.	3,811,122	222,995,999
		$394,916,162
Major Banks – 1.0%
DBS Group Holdings Ltd.	8,115,700	$124,249,079
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	535,782	$30,441,688
Medical Equipment – 5.1%
EssilorLuxottica (a)	1,658,946	$221,924,762
Mettler-Toledo International, Inc. (a)	97,370	94,524,849
QIAGEN N.V. (a)	2,285,384	116,099,603
Terumo Corp.	4,312,400	174,997,385
		$607,546,599
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	5,530,000	$25,851,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.8%
AEON Financial Service Co. Ltd.	4,303,900	$38,163,429
Credicorp Ltd.	312,489	40,773,565
Element Fleet Management Corp.	9,787,396	80,514,248
Grupo Financiero Banorte S.A. de C.V. (a)	17,196,006	59,465,395
HDFC Bank Ltd. (a)	13,765,383	207,764,495
Komercni Banka A.S. (a)	762,606	18,362,565
		$445,043,697
Pharmaceuticals – 10.7%
Bayer AG	2,534,119	$167,958,034
Novartis AG	4,190,892	361,808,963
Novo Nordisk A.S., “B”	2,431,348	161,040,043
Roche Holding AG	1,642,284	573,559,443
		$1,264,366,483
Precious Metals & Minerals – 2.5%
Agnico-Eagle Mines Ltd.	2,244,684	$185,067,902
Franco-Nevada Corp.	779,967	117,304,501
		$302,372,403
Railroad & Shipping – 2.9%
Adani Ports & Special Economic Zone Ltd.	7,681,136	$37,008,773
Canadian National Railway Co.	2,884,813	301,693,743
		$338,702,516
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	1,539,548	$152,379,017
L'Air Liquide S.A.	1,397,103	231,828,764
Linde PLC	1,230,778	309,612,319
Sika AG	412,015	98,724,984
Symrise AG	1,097,526	151,339,630
		$943,884,714
Tobacco – 1.3%
ITC Ltd.	28,054,865	$72,836,120
Japan Tobacco, Inc.	4,428,100	82,733,368
		$155,569,488
Total Common Stocks		$11,709,265,772
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	92,708,695	$92,708,695

Other Assets, Less Liabilities – 0.4%		51,452,229
Net Assets – 100.0%		$11,853,426,696
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $92,708,695 and $11,709,265,772, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,161,054,415	$—	$—	$2,161,054,415
Switzerland	1,711,145,315	—	—	1,711,145,315
Germany	1,025,812,685	—	—	1,025,812,685
Canada	907,576,393	—	—	907,576,393
Japan	176,844,829	716,971,623	—	893,816,452
United Kingdom	883,970,474	—	—	883,970,474
United States	662,512,095	—	—	662,512,095
China	44,451,063	607,201,589	—	651,652,652
Taiwan	459,527,400	101,974,047	—	561,501,447
Other Countries	1,126,318,519	1,123,905,325	—	2,250,223,844
Mutual Funds	92,708,695	—	—	92,708,695
Total	$9,251,921,883	$2,550,052,584	$—	$11,801,974,467
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At August 31, 2020, the value of securities loaned was $3,295,736. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $3,481,196.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$136,261,868	$392,518,393	$436,063,382	$(4,226)	$(3,958)	$92,708,695
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$40,179	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2020, are as follows:
France	18.2%
Switzerland	14.4%
Germany	8.7%
Canada	7.7%
Japan	7.5%
United Kingdom	7.5%
United States	6.8%
China	5.5%
Taiwan	4.7%
Other Countries	19.0%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.